Tax-Free Intermediate Bond Fund, Inc.	07/01/2005 - 06/30/2006

ICA File Number: 811-07051
Reporting Period: 07/01/2005 - 06/30/2006
T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07051

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, Maryland 21202

(Address of principal executive offices)

Joseph A. Carrier
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 345-2653

Date of fiscal year end: 2/28

Date of reporting period: 7/1/05 to 6/30/06

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.

By (Signature and Title) /s/ Joseph A. Carrier
Joseph A. Carrier, Vice-President

Date August 14, 2006

===================== TAX-FREE INTERMEDIATE BOND FUND ======================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

=============================END NPX REPORT=================================